LORD ABBETT INVESTMENT TRUST

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Multi-Asset Balanced Opportunity Fund

Lord Abbett Multi-Asset Growth Fund

Lord Abbett Multi-Asset Income Fund

Supplement dated November 2, 2015 to the

Prospectus dated April 1, 2015

The following table replaces the table in the subsection under “Management – Portfolio Manager” on page 12 of the prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Robert I. Gerber, Partner and Chief Investment Officer	2006
Giulio Martini, Portfolio Manager	2015

The following table replaces the table in the subsection under “Management – Portfolio Manager” on page 25 of the prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Robert I. Gerber, Partner and Chief Investment Officer	2005
Giulio Martini, Portfolio Manager	2015

The following table replaces the table in the subsection under “Management – Portfolio Manager” on page 38 of the prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Robert I. Gerber, Partner and Chief Investment Officer	2005
Giulio Martini, Portfolio Manager	2015

The following table replaces the table in the subsection under “Management – Portfolio Manager” on page 51 of the prospectus:

Portfolio Managers.

Portfolio Manager/Title	Member of the Investment Management Team Since
Robert I. Gerber, Partner and Chief Investment Officer	2005
Giulio Martini, Portfolio Manager	2015

The following paragraph replaces the first paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 290 of the prospectus:

Robert I. Gerber, Partner and Chief Investment Officer of Lord Abbett, heads each Fund’s team. Mr. Gerber joined Lord Abbett in 1997 and has been a member of the team of each of Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund, and Multi-Asset Income Fund since 2005 and a member of the team of Diversified Equity Strategy Fund since 2006. Assisting Mr. Gerber is Giulio Martini, Portfolio Manager. Mr. Martini joined Lord Abbett in and has been a member of the team since 2015. Mr. Martini was formerly a Global Investment Strategist at Anderson Global Macro LLC from 2012 to 2015 and Chief Investment Officer of Currency Strategies at Sanford C. Bernstein & Co. from 1985 to 2012. Mr. Gerber and Mr. Martini are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this document for your future reference.